INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal						$ 337,016
State and local						29,344
Utilization of net operating loss carryforward						(346,783)
Current (benefit) provision						19,577
Federal					$ (4,337,272)	202,531
State and local					(463,060)	34,178
Deferred (benefit) provision				$ 766,498	766,498	236,709
Change in valuation allowance					5,567,665	(781,077)
Deferred Tax Asset Net Durational					767,333	(544,368)
Income tax provision (benefit)		$ 2,177,057		$ 767,333	$ 767,333	$ (524,791)